Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Share Capital	Composition of share capital as of June 30, 2025, June 30, 2024, and December 31, 2024:
	June 30, 2025		December 31, 2024		June 30, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares, no par value	75,000,000	534,605	75,000,000	515,640	75,000,000	170,767

Schedule of Issued and Outstanding Share Capital

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2025	515,640

Shares issued to consultants in respect of exercised Restricted Share Units (“RSUs”) (Note 10e)	18,929

Rounding shares	36

Balance at June 30, 2025	534,605